Other Income	12 Months Ended
Nov. 30, 2025
Other Income [Abstract]
OTHER INCOME
14.	OTHER INCOME

	For the Year Ended November 30,
	2023	2024	2025
	HK$	HK$	HK$	US$
Bank interest income	474,720	1,936,131	1,717,560	220,568
Sundry income	99,407	89,036	1,119	144
Exchange gain (or loss)	-	(498,985)	(542,359)	(69,650)
Other gain/loss	-	-	205,497	26,390
Total	574,127	1,526,182	1,381,817	177,452

Other income mainly represented (i) bank interest income arisen from the fixed term deposit, (ii) sundry income, (iii) exchange gain (or loss) from foreign currency，and (iv) other gain mainly arising from the acquisition of Shenzhen Huiyue Technology Co., Ltd. during the year, which resulted in a net acquisition-related gain of HK$205,497.